UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21962

Epiphany Funds

(Exact name of registrant as specified in charter)

106 Decker Court, Suite 225, Irving, TX 75062

(Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 320-2185

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Epiphany FFV Fund
	Schedule of Investments
	January 31, 2016 (Unaudited)

Shares		Value

COMMON STOCKS - 93.54%

Agricultural Chemicals - 2.23%
6,582	Monsonto Co.	$ 596,329

Air Transportation, Scheduled - 0.97%
5,841	Delta Air Lines, Inc.	258,698

Beverages - 2.85%
17,787	Coca-Cola Enterprises	763,418

Biological Products (No Diagnostic Substances) - 2.94%
2,883	Biogen, Inc. *	787,232

Computer & Office Equipment - 0.72%
1,539	International Business Machines Corp.	192,052

Converted Paper & Paperboard Products (No Containers/Boxes) - 1.90%
3,955	Kimberly Clark Corp.	507,901

Crude Petroleum & Natural Gas - 0.61%
2,315	EOG Resources, Inc.	164,411

Electric & Other Services Combined - 1.35%
8,764	Public Service Enterprise Group, Inc.	361,953

Electromedical & Electrotherapeutic Apparatus - 0.72%
3,645	St. Judy's Medical, Inc.	192,675

Electronic & Other Electrical Equipment (No Computer Equipment) - 3.61%
21,000	Emerson Electric Co.	965,580

Electronic Computers - 2.48%
6,824	Apple, Inc.	664,248

Farm Machinery & Equipment - 2.46%
8,558	Deere & Co.	659,052

Fire, Marine & Casualty Insurance - 3.01%
7,525	The Travelers Companies, Inc.	805,476

Food & Kindred Products - 4.09%
9,658	Campbell Soup Co.	544,808
7,567	Mead Johnson Nutrition Co.	548,532
		1,093,340
General Industrial Machinery & Equipment - 2.45%
7,290	Illinois Tool Works, Inc.	656,610

Industrial Instruments For Measurement, Display & Control - 1.03%
3,172	Danaher Corp.	274,854

Men's & Boy's Furnishings, Work Clothing & Allied Garments - 2.21%
9,425	V.F. Corp.	590,005

Metalworking & Machinery & Equipment - 3.38%
17,000	Lincoln Electric Holdings, Inc.	905,080

Motor Vehicles & Passenger Car Bodies - 3.28%
40,443	Ford Motor Co.	482,889
8,016	PACCAR, Inc.	393,345
		876,234
National Commercial Banks - 5.95%
6,810	PNC Financial Services Group, Inc.	590,087
25,000	U.S. Bancorp.	1,001,500
		1,591,587
Oil & Gas Field Services, NEC - 1.93%
16,253	Halliburton Co.	516,683

Paints, Varnishes, Lacquers, Enamels & Applied Products - 1.11%
3,128	PPG Industries, Inc.	297,535

Paper Mills - 0.63%
4,903	International Paper Co.	167,732

Petroleum Refining - 0.75%
4,829	Marathon Petroleum Corp.	201,804

Pharmaceutical Preparations - 2.40%
6,398	Celgene Corp. *	641,847

Plastic Material, Synth Resin, Rubber, Cellulos (No Glass) - 1.60%
10,588	Sealed Air Corp.	429,132

Plastic Products, NEC - 0.97%
6,666	Newell Rubbermaid, Inc.	258,507

Retail-Auto & Home Supply Stores - 1.74%
3,060	Advanced Auto Parts, Inc.	465,273

Retail-Drug Stores & Proprietary Stores - 3.23%
12,024	Express Scripts Holding Co.	864,165

Retail-Family Clothing Stores - 1.84%
6,890	TJX Companies, Inc.	490,844

Retail-Grocery Stores - 1.78%
12,274	Kroger Co.	476,354

Retail-Lumber & Other Building Matericals Dealers - 3.68%
13,739	Lowe's Companies, Inc.	984,537

Retail-Variety Stores - 3.95%
7,000	Costco Wholesale Crop.	1,057,840

Semiconductors & Related Devices - 3.96%
20,000	Texas Instruments, Inc.	1,058,600

Services-Business Services, NEC - 1.52%
994	Alliance Data Systems Corp. *	198,591
2,785	Visa, Inc.	207,455
		406,046
Services-Computer Integrated Systems Design - 1.39%
21,429	Mentor Graphics Corp.	372,436

Services-Personal Services - 3.06%
24,068	H&R Block, Inc.	819,515

Surgical & Medical Instruments & Apparatus - 6.66%
6,361	3M Co.	960,511
8,268	Stryker Corp.	819,772
		1,780,283
Trucking & Courier Services (No Air) - 1.45%
4,166	United Parcel Services, Inc. Class-B	388,271

Wholesale-Electronic Parts & Equipment, NEC - 1.63%
7,612	TE Connectivity, Ltd.	435,102

TOTAL FOR COMMON STOCKS (Cost $25,091,483) - 93.54%		25,019,241

LIMITED PARTNERSHIP - 2.34%
9,727	Magellan Midstream Partners L.P.	624,765

TOTAL FOR LIMITED PARTNERSHIPS (Cost $743,848) - 2.34%		624,765

SHORT TERM INVESTMENTS - 4.06%
1,085,920	Fidelity Money Market Portfolio Institutional Class 0.37% **	1,085,920

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $1,085,920) - 4.06%		1,085,920

TOTAL INVESTMENTS (Cost $26,921,252) *** - 99.93%		26,729,926

OTHER ASSETS LESS LIABILITIES (0.07%)		18,222

NET ASSETS - 100.00%		$ 26,748,148

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2016.

*** At January 31, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $26,921,252 amounted to $191,326, which consisted of aggregate gross unrealized appreciation of $1,468,796 and aggregate gross unrealized depreciation of $1,660,121.

NOTES TO FINANCIAL STATEMENTS
Epiphany FFV Fund
1. SECURITY TRANSACTIONS

At January 31, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $26,921,252 amounted to $191,326, which consisted of aggregate gross unrealized appreciation of $1,468,796 and aggregate gross unrealized depreciation of $1,660,121.

2. SECURITY VALUATION
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

          Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

          Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of January 31, 2016, in valuing the Fund’s investments carried at value:

	Investments in Securities	Level 1	Level 2	Level 3	Total

	Common Stocks	$ 25,019,241	$ -	$ -	$ 25,019,241
	Limited Partnerships	$ 624,765	$ -	$ -	$ 624,765
	Short-Term Investments:
	Fidelity Money Market Portfolio Institutional Class	1,085,920	-	-	1,085,920
		$ 26,729,926	$ -	$ -	$ 26,729,926

There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

	Epiphany FFV Strategic Income Fund
	Schedule of Investments
	January 31, 2016 (Unaudited)

Shares		Value

COMMON STOCKS - 4.66%

Aircraft Engines & Engine Parts - 0.08%
202	United Technologies Corp.	$ 17,713

Auto Controls for Regulating Residential & Commercial Environments & Appliances - 0.12%
562	Ingersoll-Rand PLC. (Ireland)	28,926

Banks - 0.16%
445	The PNC Financial Services Group, Inc.	38,559

Beverages - 0.16%
388	Dr. Pepper Snapple Group, Inc.	36,410

Computer Storage Devices - 0.12%
489	NetApp, Inc.	10,724
258	SanDisk Corp.	18,241
		28,965
Electric Services - 0.31%
341	NextEra Energy, Inc.	38,093
514	Pinnacle West Capital Corp.	34,083
		72,176
Electric & Other Services Combined - 0.17%
314	Exelon Corp.	9,285
570	WEC Energy Group, Inc.	31,481
		40,766
Electromedical & Electrotherapeutic Apparatus - 0.13%
406	Medtronic, Inc. (Ireland)	30,824

Gaming, Lodging & Restaurants - 0.10%
370	Wyndham Worldwide Corp.	24,013

Hospital & Medical Service Plans - 0.15%
342	Aetna, Inc.	34,829

Household Appliances - 0.08%
145	Whirlpool Corp.	19,486

Life Insurance - 0.11%
578	MetLife, Inc.	25,808

Malt Beverages - 0.16%
414	Molson Coors Brewing Co. Class-B	37,459

Mens & Boys Furnishings Work Clothing & Allied Garments - 0.14%
511	V.F. Corp.	31,988

Motor Vehicle Parts & Accessories - 0.15%
346	Lear Corp.	35,925

Natural Gas Distribution - 0.33%
654	Atmos Energy Corp.	45,270
476	WGL Holdings, Inc.	31,792
		77,062
Oil & Gas Field Services, NEC - 0.02%
171	Halliburton Co.	5,436

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.11%
264	Zimmer Holdings, Inc.	26,205

Plastic Materials, Synth Resin, Rubber, Cellulos (No Glass) - 0.24%
435	Eastman Chemical Co.	26,626
720	The Dow Chemical Co.	30,240
		56,866
Public Bldg & Related Furniture - 0.09%
619	Johnson Controls, Inc.	22,204

Railroads, Line-Haul Operating - 0.10%
334	Union Pacific Corp.	24,048

Retail-Apparel & Accessory Stores - 0.14%
1,039	Hanesbrands, Inc.	31,762

Retail-Drug Stores & Proprietary Stores - 0.15%
363	CVS Health Corp.	35,062

Retail-Family Clothing Stores - 0.14%
471	TJX Companies, Inc.	33,554

Retail-Grocery Stores - 0.18%
1,069	The Kroger Co.	41,488

Search, Detection, Navagation, Guidance, Aeronautical Systems - 0.16%
298	Raytheon Co.	38,216

Semi-Conductors & Related Devices - 0.13%
553	Broadcom Corp.	30,233

Services-Business Services - 0.19%
412	Accenture, Plc. Class-A (Ireland)	43,482

Services-Help Supply Services - 0.13%
400	Manpower Group, Inc.	30,540

State Commerical Banks - 0.12%
526	State Street Corp.	29,314

Surgical & Medical Instruments & Apparatus - 0.06%
99	3M Co.	14,949

Telephone Communciations (No Radio Telephone - 0.02%
268	Consolidated Communications Holdings, Inc.	5,371

Water Supply - 0.18%
659	American Water Works Co.	42,776

TOTAL FOR COMMON STOCKS (Cost $922,111) - 4.66%		1,092,415

CLOSED-END MUTUAL FUNDS - 0.37%
9,690	Calamos Strategic Total Return Fund	86,144

TOTAL FOR CLOSED-END MUTUAL FUNDS (Cost $97,579) - 0.37%		86,144

OPEN-END MUTUAL FUNDS - 1.24%
27,784	AQR Managed Futures Strategy Fund	290,901

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $317,296) - 1.24%		290,901

CORPORATE BONDS - 23.88%

Aerospace & Defense - 0.65%
150,000	L-3 Communications Corp., 3.95%, 11/15/2016	152,069

Banking - 6.27%
200,000	Barclays Plc, 3.65%, 03/16/2025	191,315
65,000	BB&T Corp. 4.90%, 06/30/2017	67,841
250,000	Capital One, 1.65%, 02/15/2018	248,128
250,000	Discover Bank, 7.00%, 04/15/2020	286,336
130,000	Fifth Third Bancorp 4.50%, 06/01/2018	137,119
100,000	HSBC USA, Inc. 2.625%, 09/24/2018	101,592
200,000	Huntington National Bank 2.20%, 04/19/2019	199,128
225,000	JPMorgan Chase & Co., 4.25%, 10/15/2020	239,729
		1,471,188
Business Services - 1.09%
250,000	Visa, Inc., 2.80%, 12/14/2022	254,708

Consumer Services - 1.00%
230,000	Block Financial, LLC, 4.125%, 10/01/2020	234,647

Design, Manufacturing & Distribution - 0.44%
100,000	Jabil Circuit, Inc. 7.75%, 07/15/2016	102,125

Gaming, Lodging & Restaurants - 1.04%
242,000	Wyndham Worldwide Corp., 4.25%, 03/01/2022	244,522

Home & Office Products - 2.08%
283,000	Dr. Horton, Inc., 3.750%, 03/01/2019	283,708
200,000	Toll Brothers Finance Corp., 4.00%, 12/31/2018	204,000
		487,708
Household Products - 0.86%
200,000	Clorox Co., 3.05%, 09/15/2022	201,826

Institutional Financial Services - 1.09%
250,000	Morgan Stanley, 3.75%, 02/25/2023	255,831

Insurnace - 1.36%
250,000	American International Group, 4.875%, 06/01/2022	266,648
50,000	Hartford Financial Services Group, Inc. 5.50%, 10/15/2016	51,540
		318,188
Oil, Gas & Coal - 4.38%
200,000	Apache Corp. Sr Nt 3.625%, 02/01/2021	189,383
150,000	Buckeye Partners, L.P. 5.50%, 08/15/19	152,397
100,000	Buckeye Partners L.P. 2.65% 11/15/2018	96,807
150,000	ConocoPhillips 5.75%, 02/01/2019	157,148
100,000	Devon Energy Corp., 6.30%, 01/15/2019	93,179
200,000	ONEOK Partners L.P. 3.25%, 2/01/2016	200,000
175,000	Transocean Inc. 6.00, 03/15/2018 (Cayman Islands)	138,687
		1,027,601
Retail-Drug Stores & Proprietary Stores - 0.95%
225,000	CVS Health Corp., 2.75%, 12/01/2022	222,153

Semiconductors - 0.97%
225,000	KLA-TENCOR Corp., 4.65%, 11/01/2024	227,911

Specialty Finance - 0.87%
200,000	Western Union Co., 3.35%, 05/22/2019	203,948

Telecom - 0.84%
200,000	Frontier Communications Corp., 8.50%, 04/15/2020	198,250

TOTAL FOR CORPORATE BONDS (Cost $5,794,175) - 23.88%		5,602,675

EXCHANGED TRADED FUNDS - 2.39%
10,141	iShares S&P US Preferred Stock Index Fund ETF	390,124
6,020	ProShares Short 7-10 Year Treasury ETF *	171,724

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $586,628) - 2.39%		561,848

LIMITED PARTNERSHIPS - 0.45%

Oil, Gas & Coal - 0.45%
136	Alliance Holdings GP L.P.	2,411
431	Energy Transfer Partners L.P.	12,818
1,329	Enterprise Products Partners L.P.	31,776
1,497	Global Partners L.P.	24,117
531	Magellan Midstream Partners L.P.	34,106

TOTAL FOR LIMITED PARTNERSHIPS (Cost $129,592) - 0.45%		105,228

MUNICIPAL BONDS - 6.72%
65,000	Delaware State Housing Authority 2.75%, 12/01/2041	66,412
250,000	Kentucky State Housing Corp. 3.168%, 01/01/2020	261,950
100,000	King County WA School District #411, 1.293% 12/01/2018	100,675
165,000	Florida State Home Loan Corp., 5.05%, 07/01/2026	165,206
150,000	Massachusetts Housing Finance Agency 3.279%, 12/01/2020	156,801
20,000	Maryland State Community Dev. Admin. Dept. 5.75%, 09/01/2039	20,335
70,000	Maryland State Community Dev. Admin. Dept. 6.50%, 03/01/2043	75,240
45,000	Missouri State Housing Dev. Single Family 5.83%, 09/01/2017	45,091
5,000	Missouri State Housing Dev, Single Family 6.25%, 09/01/2032	4,997
5,000	New Hampshire State Housing & Finance 5.533%, 07/01/2037	5,040
10,000	New Mexico Mortgage Finance Authority 6.35%, 01/01/2028	10,291
45,000	North Carolina State Housing 4.00%, 01/01/ 2034	45,470
140,000	North Carolina State Housing 4.65%, 07/01/2021	141,266
200,000	Pennsylvania St Higher Education FACS Auth Revenue, 4.00%, 06/15/2023	216,980
250,000	Port Camas Washougal Washington 2.00%, 12/01/2019	252,025
10,000	Vancouver Washington Housing Authority 3.574%, 03/01/2016	10,016

TOTAL FOR MUNICIPAL BONDS (Cost $1,572,457) - 6.72%		1,577,795

PREFERRED SECURITIES - 14.44%

Banking - 2.08%
6,000	BB&T Corp. PFD, 5.625%, 12/31/49	154,920
4,000	HSBC Holdings Plc. PFD 8.125%, 12/31/49 (U.K.)	106,520
60,000	PNC Financial Services Group, Inc. PFD 6.75%, 12/31/49 **	64,335
6,000	TCF Financial Co. PFD 7.50%, 12/31/49	163,200
		488,975
Finance Services - 1.09%
4,800	KKR Financial Holdings LLC, PFD 7.375%, 12/31/49	126,816
4,750	Raymond James Financial, Inc., PFD 6.9%, 03/15/42	128,013
		254,829
Insurance - 4.18%
4,000	Aegon N.V. PFD 6.50%, 12/31/49	104,280
4,000	Amtrust Financial Services Class A PFD 6.75%, 12/31/49	97,040
5,000	Arch Capital Group, Inc., PFD 6.75%, 12/31/2049	130,000
6,000	Aviva PLC PFD 8.25%, 12/01/41	160,140
5,000	Endurance Specialty Holdings PFD 7.50%, 12/31/2049 (Bermuda)	128,400
5,500	Maiden Holdings North America Ltd. 8.25%, 06/15/41	140,140
4,000	PartnerRe Ltd. Series E 7.25%, 12/31/2049 (Bermuda)	117,640
4,000	Prudential Financial, Inc., PFD 5.75%, 12/15/2032	104,320
		981,960
Real Estate - 3.93%
5,000	Corporate Office Properties Trust Series L PFD 7.375%, 12/31/49	128,227
6,000	DuPont Fabros Tech Inc. PFD 7.875%, 12/31/49	153,120
4,594	First Potomac Realty Trust PFD 7.75%, 12/31/49	116,779
6,000	Hospitality Properties Trust PFD 7.000%, 12/31/49	155,760
4,000	LaSalle Hotel Properties PFD 7.50%, 12/31/2049	101,396
2,000	Post Properties, Inc. Series A PFD 8.50%, 12/31/49	127,200
5,500	Public Storage, 5.75%, 12/31/2049	140,415
		922,897
Specialty Finance - 2.17%
6,500	Allied Capital Corp. PFD 6.875%, 04/15/47	165,329
5,907	American Capital Agency, 8%, 12/31/49	148,957
4,132	Annaly Capital Series C, 7.625%, 12/31/49	98,052
4,000	Aspen Insurance Holdings Ltd. PFD 7.401%, 12/31/49 ** (Bermuda)	97,680
		510,018
Wireless Telecommunication Services - 0.98%
3,900	Qwest Corp. PFD 7.00%, 04/01/52	101,088
5,000	Qwest Corp. PFD 7.50%, 09/15/51	129,450
		230,538

TOTAL FOR PREFERRED SECURITIES (Cost $3,383,581) - 14.44%		3,389,217

REAL ESTATE INVESTMENT TRUSTS - 0.73%
384	Equity Residential	29,602
691	HCP, Inc.	24,834
923	National Retail Properties, Inc.	39,634
866	Omega Healthcare Investors, Inc.	27,461
604	Weingarten Realty Investors	21,074
477	Welltower, Inc.	29,679

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $149,810) - 0.73%		172,284

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 40.10%

Federal Farm Credit Banks - 10.57%
350,000	Federal Farm Credit Bank 2.720%, 04/22/2024	350,000
300,000	Federal Farm Credit Bank 2.870%, 11/18/2024	301,494
225,000	Federal Farm Credit Bank 3.530%, 12/23/2030	225,585
300,000	Federal Farm Credit Bank 2.950%, 12/20/2024	300,040
350,000	Federal Farm Credit Bank 3.040%, 06/17/2024	352,093
300,000	Federal Farm Credit Bank 2.350%, 06/15/2021	300,274
300,000	Federal Farm Credit Bank 3.120%, 10/05/2026	300,678
350,000	Federal Farm Credit Bank 3.000%, 02/10/2027	349,399
		2,479,563
Federal Home Loans Banks - 7.22%
155,000	Federal Home Loans Banks 1.25%, 12/27/2019 **	155,191
250,000	Federal Home Loans Banks 2.37%, 06/10/2022	250,965
300,000	Federal Home Loans Banks 2.15%, 10/21/2022	299,472
190,476	Federal Home Loans Banks 2.90%, 09/05/2025	190,476
350,000	Federal Home Loans Banks 2.19%, 01/13/2022	350,281
300,000	Federal Home Loans Banks 2.25%, 06/18/2025 **	300,453
150,000	Federal Home Loans Banks 2.15%, 01/28/2028 **	148,442
		1,695,280
Federal Home Mortgage Associations - 6.27%
400,000	Federal Home Loan Mortgage Credit 0.5%, 05/13/2016	400,084
200,000	Federal Home Loan Mortgage Credit 0.875%, 03/07/2018	199,939
300,000	Federal Home Loan Mortgage Credit 1.30%, 08/21/2018 ***	300,193
200,000	Federal Home Loan Mortgage Credit 1.375%, 02/26/2019	200,013
150,000	Federal Home Loan Mortgage Credit 2.375%, 01/13/2022	155,990
159,073	Federal Home Loan Mortgage Credit Class AC CMO 2.25%, 02/15/2028	160,195
2,669	Federal Home Loan Mortgage Credit Pool #1B4069 4.706%, 05/01/2038 ***	2,812
27,927	Federal Home Loan Mortgage Credit Pool #407172 2.220%, 09/01/2022 ***	28,097
6,638	Federal Home Loan Mortgage Credit Pool #755028 2.845%, 11/01/2018 ***	6,695
4,976	Federal Home Loan Mortgage Credit Pool #845590 2.845%, 01/01/2024 ***	5,010
11,644	Federal Home Loan Mortgage Credit Pool #845965 2.434%, 01/01/2024 ***	11,973
		1,471,001
Federal National Mortgage Associations - 4.55%
350,000	Federal National Mortgage Association 2.23%, 12/06/2022	349,395
150,000	Federal National Mortgage Association 5.375%, 06/12/2017	159,355
250,000	Federal National Mortgage Association 3.00%, 05/24/2032 **	250,031
31,347	Federal National Mortgage Association Pool #279880 1.705%, 04/01/2024 ***	31,604
63,383	Federal National Mortgage Association Pool #462285 2.435%, 06/01/2036***	65,489
15,883	Federal National Mortgage Association Pool #551037 2.583%, 11/01/2020 ***	16,206
49,535	Federal National Mortgage Association Pool #745776 2.792%, 07/01/2036 ***	52,729
8,994	Federal National Mortgage Association Pool #791573 2.545%, 08/01/2034 ***	9,476
55,735	Federal National Mortgage Association Pool #883017 2.424%, 06/01/2036 ***	59,147
64,670	Federal National Mortgage Association Pool #888386 2.477%, 03/01/2038 ***	68,485
5,654	Federal National Mortgage Association Pool #995350 4.581%, 09/01/2038 ***	6,008
		1,067,925
Federal Home Loans Mortgage Corporation Collateralized Mortgage Obligations - 1.41%
314,210	FHR 4447 PA Mortgage 3.00%, 12/15/2044	330,235

Federal National Mortgage Associations Collateralized Mortgage Obligations - 5.55%
138,734	FNA 2013-M9 Class Asq2 CMO 1.8248%, 06/25/2018	140,017
337,854	FNR 2012-120 PA Mtg. 3.50%, 10/25/2042 **	359,856
269,034	FNR 2012-99 AV, 3.00%, 08/25/2036	277,372
250,000	FNR 2015-16 QV, 3.00%, 12/25/2040	253,804
122,737	FNR 2013-124 Class BD CMO 2.50%, 12/25/2028	125,614
145,112	FNR 2013-41 Class Ae CMO 2.00%, 07/25/2037	145,962
		1,302,625
Government National Association - 0.95%
210,170	Government National Association Series 2012-047 Cl Va 3.50%, 07/23/2023	223,919

Government National Association - 2.22%
13,047	Government National Mortgage Association Pool #008062 2.125%, 10/20/2022 ***	13,531
44,691	Government National Mortgage Association Pool #008120 5.500%, 01/20/2023 ***	45,916
7,639	Government National Mortgage Association Pool #008228 6.750%, 07/20/2023 ***	7,888
7,623	Government National Mortgage Association Pool #008259 1.625%, 08/20/2023 ***	7,875
27,993	Government National Mortgage Association Pool #008350 2.375%, 01/20/2024 ***	28,787
5,292	Government National Mortgage Association Pool #008375 3.375%, 02/20/2024 ***	5,445
6,239	Government National Mortgage Association Pool #008395 3.375%, 03/20/2024 ***	6,423
2,855	Government National Mortgage Association Pool #008410 3.375%, 04/20/2024 ***	2,961
5,936	Government National Mortgage Association Pool #008421 5.375%, 05/20/2024 ***	6,159
5,118	Government National Mortgage Association Pool #008502 1.625%, 09/20/2024 ***	5,287
8,324	Government National Mortgage Association Pool #008503 1.625%, 09/20/2024 ***	8,623
6,720	Government National Mortgage Association Pool #008565 3.125%, 12/20/2024 ***	6,906
10,530	Government National Mortgage Association Pool #008567 3.125%, 12/20/2024 ***	10,838
25,287	Government National Mortgage Association Pool #008595 3.375%, 02/20/2025 ***	26,235
6,054	Government National Mortgage Association Pool #008660 7.000%, 07/20/2025 ***	6,235
21,343	Government National Mortgage Association Pool #080450 3.625%, 09/20/2030 ***	21,890
46,951	Government National Mortgage Association Pool #080524 1.625%, 07/20/2031 ***	48,704
53,790	Government National Mortgage Association Pool #080569 5.000%, 01/20/2032 ***	55,364
6,368	Government National Mortgage Association Pool #080659 2.125%, 12/20/2032 ***	6,625
73,111	Government National Mortgage Association Pool #081113 1.625%, 10/20/2034 ***	76,288
37,980	Government National Mortgage Association Pool #081727 5.500%, 7/20/2036 ***	39,495
64,677	Government National Mortgage Association Pool #082903 2.500%, 08/20/2041 ***	67,126
434	Government National Mortgage Association Pool #314616 8.500%, 04/15/2022	436
1,572	Government National Mortgage Association Pool #335228 7.500%, 12/15/2023	1,706
578	Government National Mortgage Association Pool #343498 8.000%, 02/15/2023	580
342	Government National Mortgage Association Pool #352081 7.000%, 09/15/2023	372
1,672	Government National Mortgage Association Pool #352837 6.500%, 01/15/2024	1,916
1,249	Government National Mortgage Association Pool #353946 7.000%, 02/15/2024	1,253
975	Government National Mortgage Association Pool #426033 6.500%, 04/15/2026	1,117
9,004	Government National Mortgage Association Pool #460203 7.000%, 04/15/2028	9,700
		521,681
U.S. Small Business Administration - 0.34%
78,950	U.S. Small Business Administration Pool #508527 3.575%, 02/25/2018	80,190

United States Treasury Note Bonds - 1.01%
125,000	United States Treasury Note Bond 2.375%, 07/31/2017	128,023
100,000	United States Treasury Note Bond 3.375%, 11/15/2019	108,188
		236,211

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $9,388,244) - 40.10%		9,408,630

SHORT-TERM INVESTMENTS - 4.49%
1,054,613	Fidelity Money Market Portfolio Institutional Class 0.37% **	1,054,613

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $1,054,613) - 4.49%		1,054,613

TOTAL INVESTMENTS (Cost $23,396,067) **** - 99.48%		23,341,750

OTHER ASSETS LESS LIABILITIES - 0.52%		122,702

NET ASSETS - 100.00%		$ 23,464,452

* Non-Income producing.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2016.
***Adjustable rate security; the coupon rate shown represents the yield at January 31, 2016.

**** At January 31, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $23,396,067 amounted to $92,095, which consisted of aggregate gross unrealized appreciation of $423,639 and aggregate gross unrealized depreciation of $331,544.

NOTES TO FINANCIAL STATEMENTS
Epiphany FFV Strategic Income Fund
1. SECURITY TRANSACTIONS

At January 31, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $23,396,067 amounted to $92,095, which consisted of aggregate gross unrealized appreciation of $423,639 and aggregate gross unrealized depreciation of $331,544.

2. SECURITY VALUATION
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

          Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

          Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of January 31, 2016, in valuing the Fund’s investments carried at value:

	Investments in Securities	Level 1	Level 2	Level 3	Total

	Common Stocks	$ 1,092,415	$ -	$ -	$ 1,092,415
	Closed-End Mutual Funds	86,144	-	-	86,144
	Corporate Bonds	-	5,602,675	-	5,602,675
	Exchange Traded Funds	561,848	-	-	561,848
	Limited Partnerships	105,228	-	-	105,228
	Municipal Bonds	-	1,577,795	-	1,577,795
	Preferred Securities	3,389,217	-	-	3,389,217
	Open-End Mutual Funds	290,901	-	-	290,901
	Real Estate Investment Trusts	172,284	-	-	172,284
	U.S. Government Agencies and Obligations	-	9,408,630	-	9,408,630
	Short-Term Investments:
	Fidelity Money Market Portfolio Institutional Class	1,054,613	-	-	1,054,613
		$ 6,752,650	$ 16,589,100	$ -	$ 23,341,750

There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

	Epiphany FFV Latin America Fund
	Schedule of Investments
	January 31, 2016 (Unaudited)

Shares		Value

COMMON STOCKS - 93.20%

Air Transportation, Scheduled - 5.79%
43,000	Grupo Aeromexico SAB de CV (Mexico) *	$ 93,872
14,000	Latam Airlines Group SA ADR *	71,680
		165,552
Aircrafts - 2.51%
2,500	Embraer SA (Brazil)	71,950

Airports, Flying Fields & Airport Terminal Services - 4.98%
2,000	Grupo Aeroportuario del Centro Norte, SAB de CV ADR	74,260
500	Grupo Aeroportuario del Sureste, SAB de CV ADR	68,350
		142,610
Basic & Diversified Chemicals - 5.02%
45,000	Alfa, SAB de CV (Mexico)	83,715
29,000	Mexichem SAB de CV (Mexico)	59,869
		143,584
Beverages - 2.29%
14,000	Ambev SA	65,380

Bottled & Canned Soft Drinks & Carbonated Waters - 1.96%
800	Coca Cola Femsa SA de C.V.	56,112

Cement, Hydraulic - 1.67%
10,574	CEMEX, SAB de CV (Mexico) *	47,900

Commercial Banks, NEC - 11.36%
10,680	Banco Bradesco ADR	48,808
1,500	Bancolombia SA ADR	44,250
17,000	Banregio Grupo Financiero	79,899
600	Creditcorp Ltd.	60,816
17,500	Grupo Financiero Banorte SAB de CV	91,363
		325,136
Communications Equipment - 0.00%
200	Telesites SAB de CV (Mexico) *	121

Crude Petroleum & Natural Gas - 1.27%
10,500	Petroleo Brasileiro SA ADR Class A	36,435

Diversified Finance Services - 5.28%
30,000	Credito Real SAB de CV	63,126
30,000	Unifin Financiera Sapi de CV *	87,836
		150,962
Electric Services - 2.44%
1,800	Empresa Nacional de Electricid ADR	69,840

Food Manufacturing - 6.61%
7,000	Gruma SAB de CV (Mexico)	106,125
35,000	Grupo Lala SAB de CV (Mexico)	82,954
		189,079
Gold & Silver Ores - 1.12%
8,000	Compania de Minas Buenaventura Series B ADR *	32,000

Heavy Construction Other Than Building Construction-Contractors - 3.52%
8,800	Promortora y Operadora de Infraestructura SAB de C.V.	100,624

Industrial Inorganic Chemicals - 1.13%
5,000	Ecopetrol SA ADR	32,200

Meat Packing Plants - 1.70%
4,000	BRF-Brasil Foods S.A. ADR	48,520

Metal Mining - 6.57%
35,000	Grupo Mexico SAB de CV (Mexico)	67,912
3,000	Southern Copper Corp.	77,760
17,300	Vale SA ADR	42,385
		188,057
Natural Gas Distribution - 4.03%
18,000	Ienova (Mexico)	70,497
3,000	Ultrapar Holdings, Inc. (Brazil)	44,850
		115,347
Real Estate - 2.26%
45,000	Corporacion Inmobiliaria Vesta SAB de CV (Mexico)	64,623

Retail-Bakery Products - 3.32%
34,000	Grupo Bimbo SAB de CV (Mexico) *	95,027

Retail-Department Stores - 3.05%
7,300	El Puerto de Liverpool SA (Mexico)	87,137

State Commercial Banks - 2.42%
11,000	Itau Unibanco Holding S.A. ADR	69,190

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 1.06%
33,400	Gerdau S.A. ADR	30,394

Sugar & Confectionery Products - 1.69%
14,900	Cosan, Ltd. Class-A (Brazil)	48,276

Telephone Communications (No Radio Telephone) - 4.74%
4,000	America Movil SAB de CV ADR	56,560
4,900	Telefonica Brasil SA ADR	42,728
4,600	Tim Participacoes SA ADR	36,386
		135,674
Television Broadcasting Stations - 2.31%
2,500	Grupo Televisa S.A. ADR	66,200

Wholesale-Beer, Wine & Distilled Alcholic Beverages - 3.09%
2,800	Vina Concha Y Toro S.A.VCO ADR	88,508

TOTAL FOR COMMON STOCKS (Cost $4,212,617) - 93.20%		2,666,438

EXCHANGE TRADED FUNDS - 1.78%
2,600	iShares MSCI All Peru Capped Index Fund *	50,934

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $103,547) - 1.78%		50,934

REAL ESTATE INVESTMENT TRUSTS - 2.31%
33,000	Fibra Uno Admistraction SA	66,198

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $115,046) - 2.31%		66,198

SHORT TERM INVESTMENTS - 2.04%
58,291	Fidelity Money Market Portfolio Institutional Class 0.37% **	58,291

TOTAL FOR SHORT TERM INVESTMENTS (Cost $58,291) - 2.04%		58,291

TOTAL INVESTMENTS (Cost $4,489,502) *** - 99.33%		2,841,861

OTHER ASSETS LESS LIABILITIES - 0.67%		19,025

NET ASSETS - 100.00%		$ 2,860,886

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2016.

*** At January 31, 2016 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $4,489,502 amounted to $1,647,641, which consisted of aggregate gross unrealized appreciation of $207,216 and aggregate gross unrealized depreciation of $1,854,857.

ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Epiphany FFV Latin America Fund
1. SECURITY TRANSACTIONS

At January 31, 2016 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $4,489,502 amounted to $1,647,641, which consisted of aggregate gross unrealized appreciation of $207,216 and aggregate gross unrealized depreciation of $1,854,857.

2. SECURITY VALUATION
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

          Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

          Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of January 31, 2016, in valuing the Fund’s investments carried at value:

	Investments in Securities	Level 1	Level 2	Level 3	Total

	Common Stocks	$ 2,666,438	$ -	$ -	$ 2,666,438
	Exchange Traded Funds	50,934	-	-	50,934
	Real Estate Investment Trusts	66,198			66,198
	Short Term Investments	58,291	-	-	58,291
		$ 2,841,861	$ -	$ -	$ 2,841,861

There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

ITEM 2. CONTROLS AND PROCEDURES.

    (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

    (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Epiphany Funds

By (Signature and Title)

*

/s/ Samuel J. Saladino, III, President

Samuel J. Saladino, III, President

Date: March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

/s/Samuel J. Saladino, III, President

Samuel J. Saladino, III, President

Date: March 23, 2016

By (Signature and Title)

*

/s/Bob Anastasi

Bob Anastasi, Treasurer

Date: March 23, 2016

* Print the name and title of each signing officer under his or her signature.